Stock Purchases Rights, Stock Options and Warrants - Summary of Warrant Activity (Parenthetical) (Detail)	9 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of common stock shares issued by conversion of warrants	29,809